Unaudited interim consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue
Bitcoin mining revenue	$ 13,755	$ 20,147	$ 29,967	$ 30,579
Gain/(loss) on sale of assets	(5,137)	0	(5,137)	0
Expenses
Depreciation	(11,544)	(1,261)	(18,996)	(1,976)
Electricity charges	(7,362)	(2,635)	(13,937)	(4,231)
Employee benefits expense	(4,064)	(1,310)	(8,662)	(2,482)
Share-based payments expense	(3,152)	(4,927)	(6,770)	(6,777)
Impairment of assets	(89,963)	0	(89,963)	(352)
Loss allowance for other receivables	(15,209)	0	(15,209)	0
Professional fees	(1,747)	(2,541)	(3,040)	(3,573)
Other operating expenses	(3,624)	(1,913)	(7,240)	(2,967)
Operating profit/(loss)	(128,047)	5,560	(138,987)	8,221
Finance expense	(10,350)	70,700	(13,915)	(420,674)
Interest income	257	0	214	0
Foreign exchange gain/(loss)	(6,225)	(2,786)	(7,176)	(88)
Profit/(loss) before income tax (expense)/benefit	(144,365)	73,474	(159,864)	(412,541)
Income tax benefit/(expense)	411	(3,151)	(2,030)	(6,226)
Profit/(loss) after income tax (expense)/benefit for the period	(143,954)	70,323	(161,894)	(418,767)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	14,112	(9,926)	(12,115)	(7,231)
Other comprehensive income/(loss) for the period, net of tax	14,112	(9,926)	(12,115)	(7,231)
Total comprehensive income/(loss) for the period	$ (129,842)	$ 60,397	$ (174,009)	$ (425,998)
Basic earnings per share (in dollars per share)	$ (2.7146)	$ 1.9015	$ (3.0529)	$ (14.4152)
Diluted earnings per share (in dollars per share)	$ (2.7146)	$ (0.6826)	$ (3.0529)	$ (14.4152)